Annual Fund Operating Expenses - Harbor Large Cap Value Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.61%
Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.72%
Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.69%
Administrative Class
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.97%
Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.94%
Investor Class
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.05%

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.61%, 0.69%, 0.94%, and 1.05% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.